Loans Receivable from Franchisees, Net - Schedule of Loan Receivables from Franchisees (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	$ 1,059,060	$ 801,512
Allowance for expected credit losses	(62,455)	(55,520)
Loan receivables from franchisees, net	996,605	745,992
Gao Wenjing [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	51,578	52,685
Wang Shimei [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	51,578
Xu Yong [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Nan Xifeng [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Zeng Yongjian [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	45,388	46,361
Song Mingfang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	51,578
Wang Zhiya [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		52,685
Yu Yang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	51,578	52,685
Wang Limin [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		52,685
Zhou Guixiang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees
Wang Jia [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Wang Xuefeng [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	178,802	182,641
Wang Xiaohui [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Zheng Yanhai [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940	9,132
Chen Yu [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		9,132
Zhang Ying [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		9,132
Wang Hongli [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		9,132
Ge Xiaoqing [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		9,132
Zhu Hongjun [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	51,578	52,685
Liu Jie [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	51,578	52,685
Zhou Qianqian [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	51,578	52,685
Meng Hao [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		52,685
Liu Zonghui [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		52,685
Li Ruonan [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees		52,685
Yan Tianxiang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Wu Yinghan [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	178,802
Liu Yuping [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	178,802
Xiao Yang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	17,880
Sun Zhongyao [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Shen Yue [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Sun Xuqiang [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Zhao Zhe [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	8,940
Fan Lingfu [Member]
Schedule of Loan Receivables from Franchisees [Line Items]
Loan receivables from franchisees	$ 8,940